Derivatives and Hedging Activities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ 4,900	$ 4,400
Notional amount	106,004	101,850
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 16,400	$ 38,400